Nature Of Operations And Basis Of Presentation	12 Months Ended
Jul. 02, 2011
Nature Of Operations And Basis Of Presentation
Nature Of Operations And Basis Of Presentation

Note 1 – Nature of Operations and Basis of Presentation

Nature of Operations Sara Lee Corporation (the corporation or Sara Lee) is a U.S.-based multinational corporation. The corporation's principal product lines are branded packaged meat products, fresh and frozen bakery products, and roast and ground coffee. The relative importance of each operation over the past three years, as measured by sales and operating segment income, is presented in Note 19, "Business Segment Information," of these financial statements. Food and beverage sales are made in both the retail channel, to supermarkets, warehouse clubs and national chains, and the foodservice channel.

In January 2011, the corporation announced that its board of directors has agreed in principle to divide the company into two separate, publicly traded companies which is expected to be completed in the first half of calendar 2012. Under the current plan, the International Beverage business will be spun off, tax-free, into a new public company (spin-off). The other company will primarily consist of Sara Lee's current North American Retail and North American Foodservice businesses. The separation plan is subject to final approval by the board of directors, other customary approvals and the receipt of an IRS tax ruling.

Basis of Presentation The Consolidated Financial Statements include the accounts of the corporation and all subsidiaries where we have a controlling financial interest. The consolidated financial statements include the accounts of variable interest entities (VIEs) for which the corporation is deemed the primary beneficiary. The results of companies acquired or disposed of during the year are included in the consolidated financial statements from the effective date of acquisition, or up to the date of disposal. All significant intercompany balances and transactions have been eliminated in consolidation.

The corporation's fiscal year ends on the Saturday closest to June 30. Fiscal years 2011 and 2009 were 52-week years. Fiscal 2010 was a 53-week year. Unless otherwise stated, references to years relate to fiscal years.

Discontinued Operations Beginning in 2011, the results of the North American fresh bakery and North American refrigerated dough businesses are being reported as discontinued operations. The results of the household and body care operations and the corporation's Mexican meats business had previously been reported as discontinued operations in the corporation's 2010 annual report. The results of operations of these businesses through the date of sale are presented as discontinued operations in the Consolidated Statements of Income. Prior to disposition, the assets and liabilities of discontinued operations are aggregated and reported on separate lines of the Consolidated Balance Sheets.

Financial Statement Corrections During 2011, the corporation corrected an error in the classification of certain asset and liability balances in the 2010 balance sheet associated with casualty losses from workers' compensation, auto liability and general liability claims by recording a portion of the liability for these losses and the related insurance receivable as long-term. The correction of this error has resulted in a $15 million reduction to "other current assets" and a corresponding increase in "other noncurrent assets" in the 2010 balance sheet. In addition, "other accrued liabilities" was reduced by $60 million with a corresponding increase in "other liabilities" (long-term). The correction of this error had a similar impact on the assets and liabilities of the former North American Fresh Bakery segment, which are now classified as held for sale on the balance sheet for all periods presented. The impact of the error on the assets and liabilities held for sale in the 2010 balance sheet was $15 million and $79 million, respectively. The corporation has concluded that this error did not materially misstate previously issued financial statements.